Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)
	Unrealized gain (loss) on marketable securities	Unrealized gain on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2020:

Beginning balance	$452	$9	$382	$843
Other comprehensive income before reclassifications	1,904	54	90	2,048
Amounts reclassified from accumulated other comprehensive income (loss)	(102)	26	-	(76)
Net current period other Comprehensive income	1,802	80	90	1,972
Ending Balance	$2,254	$89	$472	$2,815